Securities - Fair Value and Aging of Securities with Gross Unrealized Losses (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014 Securities	Dec. 31, 2013 Securities	Dec. 31, 2012 Securities
Security Owned Not Readily Marketable [Line Items]
Less than 12 months, number of securities	29	223	94
12 months or more, number of securities	124	43	7
Number of Securities, Total	153	266	101
Less than 12 months, number of securities	5	40	6
12 months or more, number of securities	41	7	0
Number of Securities, Total	46	47	6
Less Than 12 Months, Fair Value	$ 31,454	$ 284,094	$ 153,174
12 Months or More, Fair Value	277,437	73,825	2,211
Available-for-sale Securities, Fair Value, Total	308,891	357,919	155,385
Less than twelve months, fair value	12,260	111,206	24,118
Twelve months or More, fair value	127,200	30,436	0
Total held to maturity securities , fair value	139,460	141,642	24,118
Less Than 12 Months, Gross Unrealized losses	(80)	(12,496)	(461)
12 Months or More, Gross Unrealized Losses	(7,353)	(5,457)	(218)
Gross Unrealized Losses	(7,433)	(17,953)	(679)
Less than 12 months, gross unrealized losses	(97)	(6,423)	(179)
12 months or More, gross unrealized losses	(3,796)	(2,228)	0
Total held-to-maturity securities, gross unrealized losses	(3,893)	(8,651)	(179)
US Treasuries [Member]
Security Owned Not Readily Marketable [Line Items]
Less than 12 months, number of securities	0	3	1
12 months or more, number of securities	0	0	0
Number of Securities, Total	0	3	1
Less Than 12 Months, Fair Value	0	26,000	20,000
12 Months or More, Fair Value	0	0	0
Available-for-sale Securities, Fair Value, Total	0	26,000	20,000
Less Than 12 Months, Gross Unrealized losses	0	0
12 Months or More, Gross Unrealized Losses	0	0
Gross Unrealized Losses	0	0
US Government Agencies [Member]
Security Owned Not Readily Marketable [Line Items]
Less than 12 months, number of securities	3	65	34
12 months or more, number of securities	72	21	0
Number of Securities, Total	75	86	34
Less Than 12 Months, Fair Value	15,992	218,047	119,952
12 Months or More, Fair Value	261,495	68,652	0
Available-for-sale Securities, Fair Value, Total	277,487	286,699	119,952
Less Than 12 Months, Gross Unrealized losses	(8)	(11,110)	(278)
12 Months or More, Gross Unrealized Losses	(6,691)	(5,007)	0
Gross Unrealized Losses	(6,699)	(16,117)	(278)
Corporate Debt Securities [Member]
Security Owned Not Readily Marketable [Line Items]
Less than 12 months, number of securities	21	154	59
12 months or more, number of securities	52	22	7
Number of Securities, Total	73	176	66
Less Than 12 Months, Fair Value	12,117	39,555	13,222
12 Months or More, Fair Value	15,942	5,173	2,211
Available-for-sale Securities, Fair Value, Total	28,059	44,728	15,433
Less Than 12 Months, Gross Unrealized losses	(61)	(1,378)	(183)
12 Months or More, Gross Unrealized Losses	(662)	(450)	(218)
Gross Unrealized Losses	(723)	(1,828)	(401)
Mutual Funds or Other Equity Securities [Member]
Security Owned Not Readily Marketable [Line Items]
Less than 12 months, number of securities	0	1
12 months or more, number of securities	0	0
Number of Securities, Total	0	1
Less Than 12 Months, Fair Value	0	492
12 Months or More, Fair Value	0	0
Available-for-sale Securities, Fair Value, Total	0	492
Less Than 12 Months, Gross Unrealized losses	0	(8)
12 Months or More, Gross Unrealized Losses	0	0
Gross Unrealized Losses	0	(8)
Municipal Bonds [Member]
Security Owned Not Readily Marketable [Line Items]
Less than 12 months, number of securities	5
12 months or more, number of securities	0
Number of Securities, Total	5
Less Than 12 Months, Fair Value	3,345
12 Months or More, Fair Value	0
Available-for-sale Securities, Fair Value, Total	3,345
Less Than 12 Months, Gross Unrealized losses	(11)
12 Months or More, Gross Unrealized Losses	0
Gross Unrealized Losses	(11)
US Government Agencies [Member]
Security Owned Not Readily Marketable [Line Items]
Less than 12 months, number of securities	0	14	6
12 months or more, number of securities	20	7	0
Number of Securities, Total	20	21	6
Less than twelve months, fair value	0	50,520	24,118
Twelve months or More, fair value	81,556	30,436	0
Total held to maturity securities , fair value	81,556	80,956	24,118
Less than 12 months, gross unrealized losses	0	(3,743)	(179)
12 months or More, gross unrealized losses	(2,921)	(2,228)	0
Total held-to-maturity securities, gross unrealized losses	(2,921)	(5,971)	(179)
Mortgage-backed Securities [Member]
Security Owned Not Readily Marketable [Line Items]
Less than 12 months, number of securities	5	26
12 months or more, number of securities	21	0
Number of Securities, Total	26	26
Less than twelve months, fair value	12,260	60,686
Twelve months or More, fair value	45,644
Total held to maturity securities , fair value	57,904	60,686
Less than 12 months, gross unrealized losses	(97)	(2,680)
12 months or More, gross unrealized losses	(875)	0
Total held-to-maturity securities, gross unrealized losses	$ (972)	$ (2,680)